UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Breckinridge Municipal Bond Completion Fund

Ticker: BCAGX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about the Breckinridge Municipal Bond Completion Fund (the "Fund") for the period from June 1, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.breckinridge.com/strategies/enhanced-intermediate-tax-efficient. You can also request this information by contacting us at 1-833-810-7344.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Breckinridge Municipal Bond Completion Fund	$2	0.30%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,707,028	39	$-	18%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Municipal Bonds	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky, Public Energy Authority, Ser A-1, RB	5.250%	04/01/54	5.1%
Main Street Natural Gas, Ser A, RB	5.000%	05/01/54	5.1%
Southeast Energy Authority, A Cooperative District, Ser E, RB	5.000%	10/01/30	5.1%
Kentucky, Public Energy Authority, Ser A, RB	5.250%	06/01/55	5.1%
Energy Southeast, A Cooperative District, Ser A, RB	5.000%	11/01/35	5.1%
Southeast Energy Authority, A Cooperative District, Ser H, RB	5.000%	11/01/35	4.2%
Energy Northwest, RB	5.000%	07/01/42	3.5%
City of Houston, Hotel Occupancy Tax & Special Revenue, RB	5.250%	09/01/51	3.3%
Lee County, Industrial Development Authority, RB	5.000%	04/01/65	3.3%
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B, RB	5.000%	05/01/51	3.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-833-810-7344

  https://www.breckinridge.com/strategies/enhanced-intermediate-tax-efficient

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-810-7344 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BCAGX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Breckinridge Municipal Bond Completion Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Other Information (Form N-CSRS Items 8-11)	12

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — 98.8%

	Principal Amount	Value
ALABAMA — 14.4%
Energy Southeast, A Cooperative District, Ser A, RB
5.00%, 11/01/35	$850,000	$897,204
Southeast Energy Authority, A Cooperative District, Ser E, RB
5.00%, 10/01/30	850,000	907,908
Southeast Energy Authority, A Cooperative District, Ser H, RB
5.00%, 11/01/35	705,000	749,735
		2,554,847
ARIZONA — 3.0%
Arizona, Industrial Development Authority, RB
5.00%, 11/01/40	500,000	531,991

CALIFORNIA — 2.2%
California, Health Facilities Financing Authority, RB
5.00%, 03/01/40	195,000	200,901
Jurupa, Unified School District, Ser B, GO
4.00%, 08/01/41	200,000	199,945
		400,846
FLORIDA — 8.6%
County of Broward, Airport System Revenue, Ser B, RB
5.00%, 10/01/29	460,000	488,489
County of Martin, Half-Cent Sales Tax Revenue, RB
4.25%, 07/01/44	440,000	440,700
Lee County, Industrial Development Authority, RB
5.00%, 04/01/65	530,000	582,134
		1,511,323
GEORGIA — 5.1%
Main Street Natural Gas, Ser A, RB
5.00%, 05/01/54	850,000	908,610

ILLINOIS — 7.6%
Chicago, O'Hare International Airport, RB
5.00%, 01/01/42	335,000	350,603
City of Chicago, Ser A, GO
5.00%, 01/01/44	250,000	249,803
Illinois, Finance Authority, RB
4.00%, 07/01/35	250,000	255,219
Sales Tax Securitization, Senior Lien, RB
4.00%, 01/01/42	500,000	492,186
		1,347,811
INDIANA — 1.6%
City of Whiting, RB
4.00%, 12/01/44	275,000	280,144

KENTUCKY — 11.9%
Kentucky, Public Energy Authority, Ser A-1, RB
5.25%, 04/01/54	850,000	909,646
Kentucky, Public Energy Authority, Ser A, RB
5.25%, 06/01/55	850,000	900,586

MUNICIPAL BONDS — continued

	Principal Amount	Value
KENTUCKY (continued)
University of Kentucky, Ser B, RB
4.00%, 04/01/43	$300,000	$297,941
		2,108,173
MARYLAND — 3.2%
Maryland, Stadium Authority, RB
5.00%, 06/01/54	550,000	569,769

MINNESOTA — 1.8%
City of Minneapolis, Ser A, RB
4.00%, 11/15/37	320,000	318,751

NEBRASKA — 2.6%
Omaha, Public Facilities, Ser D, RB
5.25%, 04/15/61	425,000	451,363

NEVADA — 3.1%
County of Clark, Department of Aviation, Sub-Ser B, RB
5.00%, 07/01/33	500,000	554,633

NEW JERSEY — 1.5%
New Jersey, Transportation Trust Fund Authority, Ser AA, RB
5.00%, 06/15/50	250,000	260,994

NEW YORK — 7.9%
New York City, Housing Development, Ser B-1-A, RB
4.65%, 11/01/49	550,000	548,314
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B, RB
5.00%, 05/01/51	550,000	575,778
New York, Transportation Development, RB
5.00%, 12/01/34	250,000	263,332
		1,387,424
OREGON — 1.5%
Oregon, Health & Science University, Ser B-1, RB
5.00%, 07/01/46	250,000	265,018

PENNSYLVANIA — 2.4%
Montgomery County, Higher Education and Health Authority, RB
5.00%, 05/01/57	260,000	262,230
Pennsylvania, Higher Educational Facilities Authority, Ser A, RB
5.00%, 05/01/46	155,000	159,063
		421,293
RHODE ISLAND — 2.3%
Rhode Island, Housing & Mortgage Finance, Ser 71, RB
2.75%, 10/01/34	450,000	411,091

SOUTH CAROLINA — 1.6%
South Carolina, Jobs-Economic Development Authority, RB
4.25%, 05/01/48	300,000	284,330

TEXAS — 7.5%
Austin, Community College District Public Facility, Ser C, RB
4.00%, 08/01/42	200,000	196,426

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

MUNICIPAL BONDS — continued

	Principal Amount	Value
TEXAS (continued)
Central Texas, Regional Mobility Authority, Sub-Ser G, RB
4.00%, 01/01/45	$220,000	$211,702
City of Houston, Hotel Occupancy Tax & Special Revenue, RB
5.25%, 09/01/51	550,000	584,923
Tarrant County, Cultural Education Facilities Finance, RB
5.00%, 11/15/51	305,000	344,005
		1,337,056
VIRGINIA — 1.4%
Virginia, Small Business Financing Authority, RB
4.00%, 01/01/39	250,000	247,679

WASHINGTON — 6.0%
Energy Northwest, RB
5.00%, 07/01/42	550,000	615,317
Washington, Health Care Facilities Authority, RB
5.00%, 10/01/35	400,000	449,253
		1,064,570
WISCONSIN — 1.6%
University of Wisconsin, Hospitals & Clinics, Ser A, RB
4.00%, 04/01/37	275,000	275,408

TOTAL MUNICIPAL BONDS
(Cost $17,461,114)		17,493,124

TOTAL INVESTMENTS — 98.8%
(Cost $17,461,114)		$17,493,124

Percentages are based on Net Assets of $17,707,028.

GO — General Obligation

RB — Revenue Bond

As of June 30, 2026, all of the Fund's investments in securities were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $17,461,114)	$17,493,124
Interest Receivable	184,595
Cash	33,212
Due from Adviser	26,689
Receivable for Capital Shares Sold	20
Total Assets	17,737,640
Liabilities:
Administrator Fees Payable	6,137
Offering Costs Payable	4,608
Legal Fees Payable	4,096
Audit Fees Payable	3,812
Printing Fees Payable	2,805
Transfer Agent Fees Payable	1,962
Trustees’ Fees Payable	1,940
Chief Compliance Officer Fees Payable	987
Other Accrued Expenses	4,265
Total Liabilities	30,612
Commitments and Contingencies †
Net Assets	$17,707,028
Net Assets Consist of:
Paid-in Capital	$17,691,288
Total Distributable Earnings	15,740
Net Assets	$17,707,028

Net Assets	$17,707,028
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,769,124
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.01

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
FOR THE PERIOD ENDED
JUNE 30, 2026(1) (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Interest Income	$53,564
Total Investment Income	53,564
Expenses:
Administration Fees	6,137
Trustees' Fees	1,940
Chief Compliance Officer Fees	987
Offering Costs	4,608
Legal Fees	4,096
Audit Fees	3,812
Printing Fees	2,805
Transfer Agent Fees	1,962
Pricing Fees	1,144
Registration Fees	605
Custodian Fees	119
Insurance and Other Expenses	2,398
Total Expenses	30,613

Less:
Reimbursement by Investment Adviser	(26,689)
Net Expenses	3,924
Net Investment Income	49,640
Net Realized Gain (Loss) on:
Investments	(18,093)
Net Realized Loss	(18,093)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,010
Net Change in Unrealized Appreciation	32,010
Net Realized and Unrealized Gain	13,917
Net Increase in Net Assets Resulting from Operations	$63,557

(1)	Commenced operations on June 1, 2026.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2026(1) (Unaudited)
Operations:
Net Investment Income	$49,640
Net Realized Loss	(18,093)
Net Change in Unrealized Appreciation	32,010
Net Increase in Net Assets Resulting from Operations	63,557
Distributions:	(47,817)

Capital Share Transactions:
Issued	17,734,932
Reinvestment of Distributions	47,817
Redeemed	(91,461)
Net Increase in Net Assets from Capital Share Transactions	17,691,288
Total Increase in Net Assets	17,707,028

Net Assets:
Beginning of Period	—
End of Period	$17,707,028
Share Transactions:
Issued	1,773,497
Reinvestment of Distributions	4,782
Redeemed	(9,155)
Net Increase in Shares Outstanding from Share Transactions	1,769,124

(1)	Commenced operations on June 1, 2026.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Period Ended June 30, 2026(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Gain	0.01
Total from Operations	0.04
Dividends and Distributions:
Net Investment Income	(0.03)
Total Dividends and Distributions	(0.03)
Net Asset Value, End of Period	$10.01
Total Return*	0.37%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$17,707
Ratio of Expenses to Average Net Assets	0.30%†
Ratio of Expenses to Average Net Assets (Excluding Reimbursements)	2.34%†
Ratio of Net Investment Income to Average Net Assets	3.80%†
Portfolio Turnover Rate(3)	18%

*	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Commenced operations on June 1, 2026.
(2)	Per share data calculated using average shares method.
(3)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Breckinridge Municipal Bond Completion Fund (the "Fund"). The Fund is non-diversified and its investment objective is to provide investors with a high level of current income that is exempt from federal income tax. Capital appreciation is a secondary objective. Breckinridge Capital Advisors, Inc. serves as the Fund’s investment adviser (the “Adviser”). The Fund commenced operations on June 1, 2026. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Shares of the Fund are available for purchase and redemption exclusively by or on behalf of certain separately managed account clients where the Adviser has an agreement with the client’s intermediary, or directly with the client, to provide advisory services to the managed account. In addition, the Fund will redeem the shares of any investor who ceases to be a client in the managed account through which the shares were purchased.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least monthly, and makes distributions of its net realized capital gains, if any, at least annually. Shareholders of record when distributions are declared are entitled to distributions.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended June 30, 2026, the Fund incurred offering costs of $4,608. As of June 30, 2026, the Fund had offering costs of $30,974 remaining to be amortized.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the average daily net assets of the Fund. For the period ended June 30, 2026, the Fund incurred $6,137 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.  Investment Advisory Agreement:

The Fund does not pay the Adviser for investment advisory services to the Fund, but does pay other expenses of the Fund such as administration fees, custody fees and general operating expenses. The Adviser is compensated by management fees incurred through the separately managed account programs of which the Fund is a part.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

The Adviser has contractually agreed to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with U.S. GAAP, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.30% of the Fund’s average daily net assets until April 30, 2027. This agreement may be terminated: (i) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027; or (ii) by the Board, for any reason at any time.

In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the expense reimbursement and (ii) at the time of the recoupment.

As of June 30, 2026, the amount the Adviser may seek as reimbursement of previously reimbursed expenses is as follows:

Subject to Repayment Until June 30, 2029
$26,689

During the period ended June 30, 2026, the Fund did not recapture any reimbursed expenses.

6.  Investment Transactions:

For the period ended June 30, 2026, the purchases and sales of investment in securities, excluding short-term securities were:

	U.S. Gov't	Other	Total
Purchases	$3,187,562	$17,466,875	$20,654,437
Sales	3,169,473	—	3,169,473

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$17,461,114	$57,167	$(25,157)	$32,010

8.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Active Management Risk — The Fund is actively managed, and the investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Tax and Federal AMT Risk — The Fund will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bond obligations and payments under tax-exempt derivative securities. Neither the Fund nor the Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Certain shareholders subject to the Federal AMT may be required to report the Fund’s exempt interest distributions in determining their Federal AMT. Exempt-interest dividends may affect the federal corporate alternative minimum tax for certain corporations.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Geographic Focus Risk — To the extent that it focuses its investments in a particular state or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states within that state or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors of the municipal bond market, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Investment Company Risk — An investment company in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Corporate Fixed Income Securities Risk — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus and Statement of Additional Information for a discussion of the risks associated with investing in the Fund.

9.  Concentration of Shareholders:

At June 30, 2026, 100% of Institutional Class total shares outstanding were held by one shareholder of record owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

10.  Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 24–25, 2026 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. In this regard, the Trustees noted that there was no advisory fee charged to the Fund. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	BRECKINRIDGE
MUNICIPAL BOND COMPLETION FUND
JUNE 30, 2026
(Unaudited)

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Breckinridge Municipal Bond Completion Fund

P.O. Box 219009

Kansas City, Missouri 64121

1-833-810-7344

Investment Adviser:

Breckinridge Capital Advisors, Inc.

125 High Street

Suite 431

Boston, Massachusetts 02110

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

BRE-PS-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)     Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2026